UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21077

Registrant Name:	PIMCO California Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	May 31

Date of Reporting Period:	August 31, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO California Municipal Income Fund II

August 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 167.9%
MUNICIPAL BONDS & NOTES 164.4%
CALIFORNIA 159.2%
Alhambra, California Revenue Bonds, Series 2010
7.625% due 01/01/2040	$2,000	$2,147
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,257
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	1,800	1,800
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
5.600% due 06/01/2036	1,500	1,401
California Health Facilities Financing Authority Revenue Bonds, (IBC/NPFGC Insured), Series 2007
5.000% due 11/15/2042	4,220	4,380
California Health Facilities Financing Authority Revenue Bonds, Series 2007
5.250% due 11/15/2046 (c)	12,195	12,684
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,400	6,248
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	250	284
6.000% due 07/01/2039	3,000	3,416
6.500% due 11/01/2038	500	593
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,119
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	1,000	1,072
5.000% due 11/15/2040	4,000	4,449
5.000% due 08/15/2051	8,755	9,452
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	5,000	5,506
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
5.250% due 02/01/2038	175	189
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	11,075
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,085	1,396
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,500	1,594
California State General Obligation Bonds, Series 2006
5.000% due 09/01/2031	2,500	2,608
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	10,000	11,645
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	7,861
California State Public Works Board Revenue Bonds, Series 2008
5.000% due 03/01/2033	7,915	8,732
California State Public Works Board Revenue Bonds, Series 2009
5.750% due 10/01/2030	3,000	3,504
6.000% due 11/01/2034	2,000	2,364
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	2,000	2,302
California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,784
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	7,000	7,923
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,700	4,077
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,135	2,527
6.750% due 02/01/2038	7,860	9,264
California Statewide Communities Development Authority Revenue Bonds, Series 2006
5.000% due 11/01/2029	500	502
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	250	251
5.250% due 07/01/2042	1,250	1,210
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	5,490	5,882
5.500% due 07/01/2031	3,040	3,256
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.000% due 07/01/2040	3,760	4,127
7.500% due 06/01/2042	990	1,082
California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	5,600	6,544
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	9,705	10,619
5.375% due 05/15/2038	4,500	4,949

Chabot-Las Positas Community College District, California General Obligation Bonds, (AMBAC Insured), Series 2006
0.000% due 08/01/2036 (b)	17,305	6,195
0.000% due 08/01/2037 (b)	5,000	1,698
0.000% due 08/01/2043 (b)	15,000	3,750
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,149
Coronado Community Development Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2005
4.875% due 09/01/2035	8,435	8,460
Desert Community College District, California General Obligation Bonds, (AGM Insured), Series 2007
0.000% due 08/01/2046 (b)	25,000	4,999
Desert Community College District, California General Obligation Bonds, (AGM Insured), Series 2009
9.329% due 08/01/2032 (d)	6,035	6,879
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2005
5.300% due 09/01/2030	1,440	1,440
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,460
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	8,500	6,620
5.750% due 06/01/2047	40,715	34,943
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	3,000	3,279
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	4,500	4,945
Irvine Unified School District, California Special Tax Bonds, Series 2010
6.700% due 09/01/2035	515	602
JPMorgan Chase Putters/Drivers Trust, California Revenue Bonds, Series 2009
5.000% due 07/01/2037 (c)	5,000	5,337
JPMorgan Chase Putters/Drivers Trust, California Revenue Bonds, Series 2010
9.509% due 05/15/2034 (d)	7,500	9,319
JPMorgan Chase Putters/Drivers Trust, California Revenue Notes, Series 2009
5.000% due 04/01/2039 (c)	20,000	22,133
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	1,000	1,188
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2037	7,500	8,850
Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.250% due 08/01/2033 (c)	10,000	11,313
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	500	551
Los Angeles Community College District, California General Obligation Bonds, Series 2009
13.838% due 08/01/2033 (d)	4,000	5,386
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	3,000	3,362
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 01/01/2034	11,000	12,279
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	16,445	21,580
Manteca Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2004
5.000% due 10/01/2036	10,000	10,006
Oakland Unified School District/Alameda County, California General Obligation Bonds, Series 2009
6.125% due 08/01/2029	5,000	5,630
Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	4,750	5,191
Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2032	10,000	10,030
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (b)	11,000	3,552
0.000% due 08/01/2046 (b)	16,000	3,884
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,077
San Diego Community College District, California General Obligation Notes, Series 2009
10.064% due 02/01/2017 (d)	5,000	6,390
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2009
5.250% due 05/15/2039	1,000	1,122
San Diego Public Facilities Financing Authority Water, California Revenue Bonds, Series 2009
5.250% due 08/01/2038	4,000	4,421
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	2,800	3,126
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	300	337
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,000	1,204
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	850	970
5.000% due 10/01/2033	1,125	1,279
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,300	1,447
Santa Cruz County, California Certificates of Participation Bonds, Series 2002
5.250% due 08/01/2032	1,260	1,281
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,500	1,713
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	3,100	3,282
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	1,700	1,923

Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	1,000	1,110
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	3,000	3,308

		438,075

ILLINOIS 2.9%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,350	2,132
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	6,035	5,781

		7,913

NEW JERSEY 1.2%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,300	974
5.000% due 06/01/2041	3,000	2,271

		3,245

NEW YORK 1.1%
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,250	1,455
TSASC, Inc., New York Revenue Bonds, Series 2006
5.000% due 06/01/2034	1,900	1,727

		3,182

Total Municipal Bonds & Notes (Cost $401,628)		452,415

SHORT-TERM INSTRUMENTS 3.5%
REPURCHASE AGREEMENTS (e) 3.2%		8,700

U.S. TREASURY BILLS 0.3%
0.133% due 01/21/2016 - 01/28/2016 (a)	800	800

Total Short-Term Instruments (Cost $9,499)		9,500

Total Investments in Securities (Cost $411,127)		461,915

Total Investments 167.9% (Cost $411,127)		$461,915
Preferred Shares (59.2%)		(163,000)
Other Assets and Liabilities, net (8.7%)		(23,777)

Net Assets Applicable to Common Shareholders 100.0%		$275,138

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(a) in the Notes to Financial Statements for more information.

(d)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on August 31, 2015.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.260%	08/31/2015	09/01/2015	$8,700	U.S. Treasury Notes 1.750% due 03/31/2022	$(8,847)	$8,700	$8,700

Total Repurchase Agreements						$(8,847)	$8,700	$8,700

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 08/31/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$438,075	$0	$438,075
Illinois	0	7,913	0	7,913
New Jersey	0	3,245	0	3,245
New York	0	3,182	0	3,182
Short-Term Instruments
Repurchase Agreements	0	8,700	0	8,700
U.S. Treasury Bills	0	800	0	800

Total Investments	$0	$461,915	$0	$461,915

There were no significant transfers between Levels 1, 2, or 3 during the period ended August 31, 2015.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of the Fund is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers, or prices (including evaluated prices) supplied by the Fund’s approved pricing services , quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

Investments for which market quotes or market-based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board, (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investment will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments of the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of August 31, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of August 31, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$411,127	$52,459	$(1,671)	$50,788

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
SAL	Citigroup Global Markets, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO California Municipal Income Fund II

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: October 27, 2015

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: October 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: October 27, 2015

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: October 27, 2015